Leases - Schedule of Operating Leases (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Leases [Abstract]
Operating lease right-of-use assets, net		$ 156,130
Operating Lease liabilities, current		50,825
Operating Lease liabilities, non-current		104,993
Total operating lease liabilities		$ 155,818
Remaining lease terms		2 years 9 months
Discount rate		4.75%